Principal Accounting Policies - Additional Information (Detail) ¥ in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018
Deferred subsidy income	¥ 7,760	¥ 3,920
Operating lease right-of-use assets	¥ 17,592	16,435	$ 2,490	$ 2,326	¥ 13,100
Operating lease, liability		¥ 14,299		$ 2,024	¥ 11,333
Minimum [Member]
VAT surcharges percent	6.00%	6.00%
Maximum [Member]
VAT surcharges percent	17.00%	17.00%
Peoples Bank of China [Member]
Translation exchange rates	7.0795	6.9762	7.0795	6.9762		6.8632
Federal Reserve Bank of New York [Member]
Translation exchange rates	7.0651	7.0651	7.0651	7.0651